Document and Entity Information	0 Months Ended
Jun. 11, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 11, 2014
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jun. 11, 2014
Document Effective Date	Jun. 11, 2014
Prospectus Date	Dec. 31, 2013
BOGLE SMALL CAP GROWTH | INSTITUTIONAL
Risk/Return:
Trading Symbol	BOGIX
BOGLE SMALL CAP GROWTH | INVESTOR
Risk/Return:
Trading Symbol	BOGLX